Nature of Operations (Details) - Schedule of share-based consideration - DeepGreen Metals Inc. [Member] shares in Millions	Jun. 30, 2021 $ / shares shares
Share Holder One [Member]
Nature of Operations (Details) - Schedule of share-based consideration [Line Items]
Share price | $ / shares	$ 15
DeepGreen Earnout Share | shares	5
Share Holder Two [Member]
Nature of Operations (Details) - Schedule of share-based consideration [Line Items]
Share price | $ / shares	$ 25
DeepGreen Earnout Share | shares	10
Share Holder Three [Member]
Nature of Operations (Details) - Schedule of share-based consideration [Line Items]
Share price | $ / shares	$ 35
DeepGreen Earnout Share | shares	10
Share Holder Four [Member]
Nature of Operations (Details) - Schedule of share-based consideration [Line Items]
Share price | $ / shares	$ 50
DeepGreen Earnout Share | shares	20
Share Holder Five [Member]
Nature of Operations (Details) - Schedule of share-based consideration [Line Items]
Share price | $ / shares	$ 75
DeepGreen Earnout Share | shares	20
Share Holder Six [Member]
Nature of Operations (Details) - Schedule of share-based consideration [Line Items]
Share price | $ / shares	$ 100
DeepGreen Earnout Share | shares	20
Share Holder Seven [Member]
Nature of Operations (Details) - Schedule of share-based consideration [Line Items]
Share price | $ / shares	$ 150
DeepGreen Earnout Share | shares	25
Share Holder Eight [Member]
Nature of Operations (Details) - Schedule of share-based consideration [Line Items]
Share price | $ / shares	$ 200
DeepGreen Earnout Share | shares	25